Receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Receivables

Supporting Information

	2017	2016

Trade accounts – Canpotex (Note 28)	$82	$141
– Other	314	292
Less provision for impairment of trade accounts receivable	(6)	(6)

	390	427
Income taxes receivable (Note 8)	24	41
Margin deposits on derivative instruments	21	27
GST and VAT receivable	24	22
Other non-trade accounts	30	28

	$489	$545